Income Taxes - (Narratives) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income tax benefit	$ 2,605	$ 1,397	$ 7,280	$ 3,653	$ 1,777
Effective rate of income tax (percentage)	11.20%		14.00%	15.60%	12.40%
Decrease in deferred tax assets	$ (1,300)
Operating loss carryforward, foreign	46,200
Deferred tax asset valuation allowances	$ 11,342		$ 10,040	$ 4,987